INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Trade names, Gross and Net Carrying Amount	¥ 51,563	¥ 61,202
Finite-lived intangible assets
Less: accumulated amortization	(149,789)	(139,081)
Intangible assets, net	51,831
Intangible assets
Gross Carrying Amount	253,183	261,238
Less: accumulated amortization	(149,789)	(139,081)
Net Carrying Amount	103,394	122,157
Student populations [Member]
Finite-lived intangible assets
Gross carrying amount	38,380	38,380
Less: accumulated amortization	(36,244)	(35,236)
Intangible assets, net	2,136	3,144
Intangible assets
Less: accumulated amortization	(36,244)	(35,236)
Software [Member]
Finite-lived intangible assets
Gross carrying amount	88,670	87,086
Less: accumulated amortization	(87,145)	(82,016)
Intangible assets, net	1,525	5,070
Intangible assets
Less: accumulated amortization	(87,145)	(82,016)
Customer relationships [Member]
Finite-lived intangible assets
Gross carrying amount	5,270	5,270
Less: accumulated amortization	(3,002)	(2,077)
Intangible assets, net	2,268	3,193
Intangible assets
Less: accumulated amortization	(3,002)	(2,077)
Cooperative agreements [Member]
Finite-lived intangible assets
Gross carrying amount	5,230	5,230
Less: accumulated amortization	(2,537)	(2,529)
Intangible assets, net	2,693	2,701
Intangible assets
Less: accumulated amortization	(2,537)	(2,529)
Favorable leases [Member]
Finite-lived intangible assets
Gross carrying amount	63,237	63,237
Less: accumulated amortization	(20,028)	(16,913)
Intangible assets, net	43,209	46,324
Intangible assets
Less: accumulated amortization	(20,028)	(16,913)
Non-compete agreements [Member]
Finite-lived intangible assets
Gross carrying amount	833	833
Less: accumulated amortization	¥ (833)	(310)
Intangible assets, net		523
Intangible assets
Less: accumulated amortization	¥ (833)	¥ (310)